Real Estate Investments (Schedule of Allocation of Acquisitions) (Details) $ in Thousands	Dec. 31, 2018 USD ($)
Real Estate [Abstract]
Land	$ 23,510
Buildings and improvements	165,984
In-place leases	21,908
Tenant improvements	5,834
Ground leasehold assets	754
Above market leases	907
Total assets acquired	218,897
Below market leases	(1,565)
Total liabilities acquired	(1,565)
Net assets acquired	$ 217,332